Organization, Use of Estimates and Basis of Presentation (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Working Capital Deficit	$ 1,200		$ 1,200
Cash Equivalents, at Carrying Value	3,300		3,300
Unrecognized Tax Benefits	165		165		$ 100	$ 0	$ 0
Income Tax Expense (Benefit)	$ 31	$ 12	$ 76	$ 27	$ 127	$ 17